Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss By Component) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (133.9)	$ (73.6)
AOCI activity before reclassification	(90.7)	(84.7)
Amounts reclassified from AOCI	82.5	24.4
Net current period AOCI	(8.2)	(60.3)	$ 4.1
Balance	(142.1)	(133.9)	(73.6)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(75.4)	(49.4)
AOCI activity before reclassification	(70.8)	(41.8)
Amounts reclassified from AOCI	80.5	15.8	8.4
Net current period AOCI	9.7	(26.0)
Balance	(65.7)	(75.4)	(49.4)
Changes In Benefit Plan Net Gain (Loss) And Prior Service (Cost) Credit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(58.5)	(24.1)
AOCI activity before reclassification	(12.8)	(42.5)
Amounts reclassified from AOCI	2.0	8.1	(0.2)
Net current period AOCI	(10.8)	(34.4)
Balance	(69.3)	(58.5)	(24.1)
Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(0.2)
AOCI activity before reclassification		0.2
Amounts reclassified from AOCI	0.0
Net current period AOCI		0.2
Balance			(0.2)
Unrealized Net Gains (Losses) On Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		0.1
AOCI activity before reclassification	(7.1)	(0.6)
Amounts reclassified from AOCI	0.0	0.5	0.8
Net current period AOCI	(7.1)	$ (0.1)
Balance	$ (7.1)		$ 0.1